BUSINESS COMBINATIONS - Fair values of identifiable assets and liabilities in accordance with IFRS 3 arising from the acquisition (Details) - Doruk Finansman A. - TRY (₺)	12 Months Ended
	Dec. 31, 2022	Feb. 28, 2022
Current assets
Cash and cash equivalents		₺ 3,442,000
Loan receivables		33,731,000
Other current assets		2,529,000
Total current assets		39,702,000
Non-current assets
Property and equipment		119,000
Intangible assets		906,000
Right of use assets		1,027,000
Total non-current assets		2,052,000
Total assets		41,754,000
Current liabilities
Trade payables		1,155,000
Provisions		1,013,000
Employee benefit obligations		354,000
Lease liabilities		1,063,000
Other current liabilities		218,000
Total current liabilities		3,803,000
Non-current liabilities
Employee benefit obligations		633,000
Total non-current liabilities		633,000
Total liabilities		4,436,000
Fair value of total net assets		₺ 37,318,000
Revenue of combined entity as if combination occurred at beginning of period	₺ 1,116,300